Non-current Assets Held for Sales - Summary of Non-current Assets Held for Sales (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Plant held for sale	$ 0	$ 0	$ 387,503